Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,656,250
Previously Paid Amount	1,597.98
Total Fee Amount	2,396.97
Total Offset Amount
Net Fee	$ 798.99